Trade and Other Receivables (Tables)	3 Months Ended
Mar. 31, 2020
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables
	March 31, 2020	December 31, 2019
	$	$
Trade accounts receivable (net of expected credit losses of $55 (December 31, 2019 - $55))	161	210
Value added tax	329	254
Other	175	194
	665	658